Other notes - Financial risk management, schedule of maturity analysis for liquidity risk (Details) € in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€) $ / €	Dec. 31, 2017 ¥ / €	Dec. 31, 2017 SEK / €	Dec. 31, 2017 £ / €	Dec. 31, 2017 $ / €	Dec. 31, 2017 ZAR / €	Dec. 31, 2017 ¥ / €	Dec. 31, 2017 SGD / €	Dec. 31, 2017	Dec. 31, 2017 BRL / €	Dec. 31, 2017 ₩ / €	Dec. 31, 2017 PLN / €	Dec. 31, 2016 ¥ / €	Dec. 31, 2016 SEK / €	Dec. 31, 2016 £ / €	Dec. 31, 2016 $ / €	Dec. 31, 2016 ZAR / €	Dec. 31, 2016 ¥ / €	Dec. 31, 2016 SGD / €	Dec. 31, 2016	Dec. 31, 2016 BRL / €	Dec. 31, 2016 ₩ / €	Dec. 31, 2016 PLN / €	Dec. 31, 2014 $ / €
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Exchange rate				1.0887	7.8044	9.8438	0.8872	1.1993	14.8054	135.0100	1.6024		3.9729	1,279.6100	4.1770	7.3202	9.5525	0.8562	1.0541	14.4570	123.4000	1.5234		3.4305	1,269.3600	4.4103	1.2141
Debt repaid voluntarily		€ 26,572	€ 47,357	€ 56,825
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt to third parties, undiscounted cash flows		570,500	630,600
Exchange rate												1.1993											1.0541
Debt repaid voluntarily	€ 20,000
Liquidity risk | Unamortized Borrowing Cost
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt to third parties, undiscounted cash flows		136,400	123,900
Liquidity risk | Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt to third parties, undiscounted cash flows		707,000	754,500
Less than one year | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt to third parties, undiscounted cash flows		7,000	26,900
Less than one year | Liquidity risk | Unamortized Borrowing Cost
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt to third parties, undiscounted cash flows		19,000	24,300
Less than one year | Liquidity risk | Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt to third parties, undiscounted cash flows		26,000	51,200
Later than one year and not later than two years | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt to third parties, undiscounted cash flows		7,000	7,400
Later than one year and not later than two years | Liquidity risk | Unamortized Borrowing Cost
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt to third parties, undiscounted cash flows		19,600	25,500
Later than one year and not later than two years | Liquidity risk | Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt to third parties, undiscounted cash flows		26,500	32,900
Later than two years and not later than three years | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt to third parties, undiscounted cash flows		7,000	7,400
Later than two years and not later than three years | Liquidity risk | Unamortized Borrowing Cost
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt to third parties, undiscounted cash flows		20,400	26,100
Later than two years and not later than three years | Liquidity risk | Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt to third parties, undiscounted cash flows		27,300	33,500
Later than three years and not later than four years | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt to third parties, undiscounted cash flows		7,000	7,400
Later than three years and not later than four years | Liquidity risk | Unamortized Borrowing Cost
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt to third parties, undiscounted cash flows		21,000	26,400
Later than three years and not later than four years | Liquidity risk | Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt to third parties, undiscounted cash flows		28,000	33,800
Thereafter | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt to third parties, undiscounted cash flows		542,600	581,500
Thereafter | Liquidity risk | Unamortized Borrowing Cost
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt to third parties, undiscounted cash flows		56,400	21,500
Thereafter | Liquidity risk | Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt to third parties, undiscounted cash flows		€ 599,000	€ 603,000